Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net	Property and equipment, net, consisted of the following
	As of December 31, 2022	As of December 31, 2023
	US$	US$
Electronic equipment	2,288	2,677
Furniture, fixtures and other equipment	1,332	2,265
Plants	83	1,310
Construction in progress	—	602
Property and equipment, cost	3,703	6,854
Less: accumulated depreciation	(982)	(1,392)
Impairment	(849)	(468)
	1,872	4,994